Pension benefits - Funded Status of the Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
Retirement Benefits [Abstract]
Projected defined benefit obligations	$ (10)	$ (16)	$ (16)	$ (16)	$ (16)	$ (16)	$ (16)	$ (40)
Plan assets at market value	9	$ 11	$ 11	$ 11	11	$ 16	$ 16	$ 39
Funded defined benefit pension obligation	$ (1)				$ (5)